Pension and other post-retirement benefits - PBO Models/Approaches (Details 10) SFr in Millions	Dec. 31, 2017 CHF (SFr)
Implementation of spot rate approach
Defined benefit plan, Disclosure
Defined Benefit Plan, Net Periodic Benefit Plan, Increase/(Decrease)	SFr (87)
Adoption of CMI model
Defined benefit plan, Disclosure
Defined Benefit Plan, Projected Benefit Obligation, Increase/(Decrease)	SFr 140